Note 4 - Advances for Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Capitalized Vessel Construction Cost Roll Forward [Table Text Block]
Costs
Balance, January 1, 2024	85,375,650
Advances for vessels under construction	174,393,927
Newbuilding vessel “Tender Soul” delivered during the period	(47,009,176)
Newbuilding vessel “Leonidas Z” delivered during the period	(46,605,050)
Newbuilding vessel “Monica” delivered during the period	(36,412,230)
Newbuilding vessel “Stephania K” delivered during the period	(36,505,480)
Newbuilding vessel “Pepi Star” delivered during the period	(36,312,978)
Balance, December 31, 2024	56,924,663
Advances for vessels under construction	73,406,960
Newbuilding vessel “Symeon P” delivered during the period	(47,284,892)
Newbuilding vessel “Dear Panel” delivered during the period	(47,155,795)
Balance, December 31, 2025	35,890,936